Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
29.	Subsequent Events

On January 7, 2025 the Company implemented a 1-for-5 reverse stock split of the Company’s ordinary shares effective December 31, 2024. The reverse stock split was previously approved by the Company’s shareholders on December 20, 2024 and the board of directors on December 23, 2024. The Company’s ordinary shares began trading on an adjusted basis giving effect to the reverse stock split at the opening of market (U.S. Eastern time) on January 13, 2025 under the existing ticker symbol “THCH”.

The reverse stock split affects all shareholders uniformly and does not alter any shareholder’s percentage interest in the Company’s outstanding ordinary shares.